STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
NOTE 6 - STOCK-BASED COMPENSATION

NOTE 6 – STOCK-BASED COMPENSATION

On September 6, 2021, the Company’s Board of Directors and holders of a majority of the voting power of the Company’s stockholders approved the Company’s 2021 Equity Incentive Plan (the “2021 Plan”), and reserved 600,000 shares of common stock for the issuance of awards thereunder. The 2021 Plan provides for the granting to our employees, officers, directors, consultants and advisors of performance awards payable in shares of common stock, stock options (non-statutory and incentive), restricted stock awards, stock appreciation rights (“SARs”), restricted share units (“RSUs”) and other stock-based awards. The purpose of the 2021 Plan is to secure for the Company and its stockholders the benefits arising from capital stock ownership by eligible participants who are expected to contribute to the Company’s future growth and success. As of December 31, 2021, no awards had been granted under the 2021 Plan.

The Company has also reserved 27 shares under its 2016 Stock Incentive Plan (the “Prior Plan”). In July and September 2016, the Company granted 10-year options to two parties under the Prior Plan for accepting appointment to the Company’s scientific advisory board. Each award consisted of options to purchase up to 7 shares at $87.50 per share. The options vest at a rate of 1.4 on each anniversary date of the respective grants. The options are accounted for as non-employee stock options and thus revalued for reporting purposes at the end of each quarter. The Company does not expect to make any future awards under the Prior Plan.

During 2021 and 2020, the fair market value of the options was insignificant to the financial statements.

Since the expected life of the options was greater than the Company’s historical stock information available, the Company determined the expected volatility based on price fluctuations of comparable public companies.

There were no options issued during the years ended December 31, 2021 and 2020.

Option activity for the years ended December 31, 2021 and 2020 consists of the following:

	Stock Options	Weighted Average Exercise Price	Weighted Average Life Remaining
Outstanding, December 31, 2019	7	$13,125	6.65
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2020	7	$13,125	5.64
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2021	7	$13,125	4.64
Vested, December 31, 2021	7	$13,125	4.64

See Note 2 for discussion related to the issuance of common stock in connection with licensing agreements. See Note 4 and 5 for discussion regarding warrants issued with convertible notes payable. See Note 7 for warrants issued in connection with the December 2021 public offering.

In July 2021, we granted a total of 30,000 warrants to three of our board members at that time, Dr. Ichim, Dr. Patel, and Donald Dickerson (Mr. Dickerson remains a board member) at an exercise price of $15.00. The value of the warrants was determined to be $383,612 based upon the Black-Scholes method, see variables used below. As of December 31, 2021, future estimated stock-based compensation expected to be recorded was estimated to be $0.

Inputs Used

Annual dividend yield	$-
Expected life (years)	3.0
Risk-free interest rate	1.13%
Expected volatility	93.09%
Common stock price	$15.00

From April through September 2020, we granted 23,262 three-year warrants to a vendor for services rendered at exercise prices ranging from $1.45 to $3.50. The value of the warrants was determined to be $35,670 based upon the Black-Scholes method, see variables used below. In December 2020, we granted a total of 60,000 warrants to three of our board members at that time, Dr. Ichim, Dr. Patel, and Donald Dickerson (Mr. Dickerson remains a board member) at an exercise price of $2.00. The value of the warrants was determined to be $102,081 based upon the Black-Scholes method, see variables used below. As of December 31, 2021, future estimated stock-based compensation expected to be recorded was estimated to be $0.

The fair value of each warrant award is estimated using the Black-Scholes valuation model. Assumptions used in calculating the fair value during the year ended December 31, 2020 were as follows:

Weighted Average Inputs Used

Annual dividend yield	$-
Expected life (years)	3.0
Risk-free interest rate	0.11% to 0.94%
Expected volatility	95.27% to 106.51%
Common stock price	$1.45 to 9.50

See Note 7 for warrant rollforward.